Parent Company Statements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parent Company
Income taxes	$ 3,900	$ 3,300	$ 4,400